Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash provided by (used in) Operating activities
Net earnings	$ 147,021	$ 145,007
Items not affecting cash:
Depreciation and amortization	127,934	110,140
Deferred income tax	(19,049)	7,436
Contingent acquisition consideration fair value adjustments	16,366	(594)
Gain on sale of building asset	(4,351)	0
Stock-based compensation and other	22,401	18,965
Changes in non-cash working capital:
Accounts receivable	(93,822)	(69,671)
Inventories	22,240	(71,517)
Prepaid expenses and other current assets	(4,840)	266
Accounts payable	(17,063)	11,545
Accrued liabilities	25,910	(8,844)
Income tax payable	10,815	(13,819)
Unearned revenues	39,956	3,821
Other liabilities	11,176	(26,842)
Contingent acquisition consideration paid	(4,334)	0
Net cash provided by operating activities	280,360	105,893
Investing activities
Acquisitions of businesses, net of cash acquired (note 4)	(547,182)	(51,994)
Disposal of building asset (note 6)	7,350	0
Purchases of fixed assets	(92,734)	(77,609)
Other investing activities	(13,763)	(31,197)
Net cash used in investing activities	(646,329)	(160,800)
Financing activities
Increase in long-term debt	587,847	150,156
Repayment of long-term debt	(141,000)	(70,000)
Financing fees paid	0	(2,468)
Purchases of non-controlling interests	(5,310)	(21,794)
Sale of interests in subsidiaries to non-controlling interests	1,025	343
Contingent acquisition consideration paid	(15,802)	(6,806)
Proceeds received on exercise of stock options	33,616	12,296
Dividends paid to common shareholders	(39,055)	(34,884)
Distributions paid to non-controlling interests	(7,376)	(8,061)
Net cash provided by financing activities	413,945	18,782
Effect of exchange rate changes on cash	(447)	1,202
Increase (decrease) in cash, cash equivalents and restricted cash	47,529	(34,923)
Cash, cash equivalents and restricted cash, beginning of year	159,348	194,271
Cash, cash equivalents and restricted cash, end of year	$ 206,877	$ 159,348